Long-Term Debt - Additional Information - Term Loans (Detail) In Thousands, unless otherwise specified			6 Months Ended		12 Months Ended
	Jun. 30, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] USD ($) Term_loan	Jun. 30, 2014 Euro-denominated Term Loans due through 2023 [Member] EUR (€) Term_loan	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] USD ($)	Dec. 31, 2013 Euro-denominated Term Loans due through 2023 [Member] EUR (€)
Debt Instrument [Line Items]
Number of debt instruments			2	2
Reference rate on variable rate of the debt instrument			EURIBOR	EURIBOR
Long-term Debt	$ 6,732,367	$ 6,109,470	$ 330,845	€ 241,700	$ 340,221	€ 247,600
Debt instrument variable interest rate			0.60%	0.60%	2.25%	2.25%
Debt instrument interest			0.10%	0.10%	0.20%	0.20%
Debt instrument collateral, description			Collateralized by first-priority mortgages on two of the Company's vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.	Collateralized by first-priority mortgages on two of the Company's vessels, together with certain other security, and are guaranteed by a subsidiary of Teekay.